All Market Real Return Portfolio

Consolidated Portfolio of Investments

January 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 80.9%
Real Estate – 41.8%
Diversified REITs – 3.5%
Armada Hoffler Properties, Inc.	136,727	$952,987
British Land Co. PLC (The)	353,434	2,015,962
Broadstone Net Lease, Inc.	80,724	1,494,201
CapitaLand Integrated Commercial Trust(a)	1,752,052	3,289,309
Covivio SA/France	13,296	849,427
Essential Properties Realty Trust, Inc.	172,840	5,247,422
GPT Group (The)	518,690	1,905,673
Merlin Properties Socimi SA	140,910	2,097,192
Stockland	1,722,330	6,444,280
United Urban Investment Corp.	1,312	1,515,805

		25,812,258

Health Care REITs – 5.2%
Aedifica SA(b)	18,560	1,634,357
Alexandria Real Estate Equities, Inc.	26,680	1,457,795
American Healthcare REIT, Inc.	124,740	5,851,554
CareTrust REIT, Inc.	50,725	1,894,072
Primary Health Properties PLC	836,960	1,188,009
Ventas, Inc.	90,514	7,030,222
Welltower, Inc.	104,912	19,761,224

		38,817,233

Hotel & Resort REITs – 0.9%
Invincible Investment Corp.	1,008	426,906
Ryman Hospitality Properties, Inc.	38,065	3,604,755
Xenia Hotels & Resorts, Inc.	168,530	2,485,818

		6,517,479

Industrial REITs – 5.8%
Americold Realty Trust, Inc.	72,466	899,303
CapitaLand Ascendas REIT(a)	1,122,800	2,512,667
Dream Industrial Real Estate Investment Trust	78,404	740,481
Goodman Group	313,413	6,658,045
Industrial & Infrastructure Fund Investment Corp.(b)	1,564	1,514,642
Japan Logistics Fund, Inc.(b)	2,369	1,547,661
Prologis, Inc.	157,057	20,505,362
Segro PLC	274,050	2,855,211
STAG Industrial, Inc.	90,809	3,406,245
Tritax Big Box REIT PLC	866,006	1,965,771
Warehouses De Pauw CVA	30,030	850,919

		43,456,307

Office REITs – 1.8%
COPT Defense Properties	154,970	4,774,626
Cousins Properties, Inc.	58,250	1,470,230
Daiwa Office Investment Corp.	1,605	3,823,842
Derwent London PLC	28,389	751,929
Japan Real Estate Investment Corp.	532	429,214
Kilroy Realty Corp.	36,741	1,266,830
Nippon Building Fund, Inc.(b)	849	787,520

		13,304,191

Company	Shares	U.S. $ Value

Real Estate Management & Development – 7.3%
Azrieli Group Ltd.	12,900	$1,729,956
CapitaLand Investment Ltd./Singapore	395,400	957,314
Castellum AB	122,950	1,519,939
Catena AB(b)	24,133	1,252,736
CBRE Group, Inc. - Class A(a)	9,294	1,583,047
City Developments Ltd.	270,300	1,969,561
CTP NV	23,645	515,477
Fastighets AB Balder - Class B(a)	241,278	1,819,864
International Workplace Group PLC	252,868	857,258
Katitas Co., Ltd.(b)	76,600	1,513,506
LAMDA Development SA(a)	86,421	725,599
LEG Immobilien SE	15,910	1,150,414
Mitsubishi Estate Co., Ltd.	190,500	4,855,067
Mitsui Fudosan Co., Ltd.	521,600	5,981,136
Pandox AB	82,786	1,784,441
Sino Land Co., Ltd. - Class H	1,104,000	1,661,419
Sumitomo Realty & Development Co., Ltd.(b)	172,700	4,809,173
Sun Hung Kai Properties Ltd. - Class H	248,500	3,990,633
Swire Properties Ltd. - Class H	991,600	3,005,590
Swiss Prime Site AG (REG)(a)	25,900	4,409,231
TAG Immobilien AG	73,230	1,242,372
Unibail-Rodamco-Westfield	29,310	3,240,658
VGP NV(b)	8,109	994,442
Vonovia SE	110,294	3,229,328

		54,798,161

Residential REITs – 4.1%
Independence Realty Trust, Inc.	377,640	6,306,588
Invitation Homes, Inc.	165,873	4,433,785
Killam Apartment Real Estate Investment Trust	130,920	1,686,437
Mid-America Apartment Communities, Inc.	58,867	7,905,838
Sun Communities, Inc.	11,869	1,512,467
UDR, Inc.	153,242	5,692,940
UMH Properties, Inc.	208,962	3,266,076

		30,804,131

Retail REITs – 5.8%
Acadia Realty Trust	235,030	4,702,950
Brixmor Property Group, Inc.	213,770	5,726,898
Frasers Centrepoint Trust(a)	683,061	1,202,724
Hammerson PLC(b)	260,010	1,262,522
Japan Metropolitan Fund Invest(b)	1,956	1,539,532
Klepierre SA	34,390	1,324,819
Link REIT - Class H	378,860	1,741,908
NETSTREIT Corp.(b)	206,449	3,889,499
Realty Income Corp.	88,703	5,425,076
Scentre Group	1,643,999	4,659,042
Simon Property Group, Inc.	61,590	11,782,783

		43,257,753

Specialized REITs – 7.4%
Big Yellow Group PLC	62,753	888,319
CubeSmart	123,960	4,652,219
Digital Realty Trust, Inc.	72,319	12,001,338
Equinix, Inc.	15,764	12,941,140

Company	Shares	U.S. $ Value

Extra Space Storage, Inc.	78,727	$10,861,964
Iron Mountain, Inc.	48,279	4,447,944
Safestore Holdings PLC	74,967	848,346
VICI Properties, Inc.	299,445	8,408,416

		55,049,686

		311,817,199

Materials – 7.8%
Chemicals – 1.3%
Air Liquide SA	1,627	304,676
Air Products & Chemicals, Inc.	2,235	609,037
Albemarle Corp.	2,732	466,161
Arkema SA	9,218	555,127
CF Industries Holdings, Inc.	9,300	867,039
Corteva, Inc.	11,432	832,250
Ganfeng Lithium Group Co., Ltd. - Class A	16,800	164,601
Linde PLC	1,412	645,242
Mitsubishi Chemical Group Corp.	233,000	1,538,313
Nippon Sanso Holdings Corp.(b)	6,800	206,333
Nutrien Ltd.	15,917	1,096,522
Sociedad Quimica y Minera de Chile SA (Preference Shares)(a)	5,051	388,912
Sociedad Quimica y Minera de Chile SA (Sponsored ADR)(a)	5,253	403,641
SOL SpA(b)	5,151	277,200
Tianqi Lithium Corp. - Class A(a)	26,500	205,888
Toray Industries, Inc.(b)	96,900	714,755
Umicore SA(b)	23,550	559,837

		9,835,534

Containers & Packaging – 0.4%
Crown Holdings, Inc.	13,620	1,425,742
Smurfit WestRock PLC	37,053	1,542,516

		2,968,258

Metals & Mining – 6.1%
Agnico Eagle Mines Ltd.	13,820	2,627,084
Anglo American PLC	85,022	3,942,283
ArcelorMittal SA	35,115	1,907,026
Artemis Gold, Inc.(a)	45,583	1,321,644
China Hongqiao Group Ltd. - Class H(a)	425,500	1,946,097
CMOC Group Ltd. - Class A	252,500	870,755
Endeavour Mining PLC	34,839	1,982,974
Evolution Mining Ltd.	33,777	324,368
Foran Mining Corp.(a) (b)	367,510	1,778,644
Fortuna Mining Corp.(a)	86,779	848,699
Freeport-McMoRan, Inc.	63,433	3,820,570
Glencore PLC(a)	341,974	2,331,358
Hudbay Minerals, Inc.	66,412	1,572,935
Lundin Gold, Inc.	9,634	722,240
Lundin Mining Corp.	101,534	2,561,373
Lynas Rare Earths Ltd.(a) (b)	36,153	363,921
MMC Norilsk Nickel PJSC (ADR)(a) (c) (d)	66,074	0
Newmont Corp.	43,176	4,850,824
Norsk Hydro ASA	98,628	875,607

Company	Shares	U.S. $ Value

PLS Group Ltd.(a) (b)	99,504	$291,963
Rio Tinto PLC	86,215	7,865,765
Vale SA (Sponsored ADR)	59,190	951,183
Valterra Platinum Ltd.	8,827	796,082
voestalpine AG	18,449	876,060

		45,429,455

		58,233,247

Energy – 6.8%
Energy Equipment & Services – 0.5%
Saipem SpA	593,952	2,193,616
Vallourec SACA	71,295	1,513,083

		3,706,699

Oil, Gas & Consumable Fuels – 6.3%
Cameco Corp. (New York)	7,451	919,379
Cameco Corp. (Toronto)	6,861	848,574
Cheniere Energy, Inc.	928	196,291
Chevron Corp.	33,017	5,840,707
ConocoPhillips	37,406	3,898,827
Coterra Energy, Inc.	30,566	881,829
Denison Mines Corp.(a) (b)	194,917	770,134
Exxon Mobil Corp.	75,408	10,662,691
Frontline PLC(b)	51,890	1,483,016
Galp Energia SGPS SA	67,920	1,351,447
Gazprom PJSC(a) (c) (d) (e)	818,956	0
Idemitsu Kosan Co., Ltd.	172,300	1,462,010
Imperial Oil Ltd.	5,070	512,231
Inpex Corp.	55,200	1,236,713
LUKOIL PJSC(a) (c) (d) (e)	20,541	0
NexGen Energy Ltd.(a) (b)	42,607	535,071
Paladin Energy Ltd.(a)	167,250	1,568,111
Santos Ltd.	345,723	1,686,004
Shell PLC	215,648	8,289,401
Targa Resources Corp.	1,395	280,367
TotalEnergies SE	62,829	4,569,471
Uranium Energy Corp.(a)	12,607	217,345

		47,209,619

		50,916,318

Information Technology – 6.3%
Communications Equipment – 0.2%
Motorola Solutions, Inc.	3,111	1,252,302

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A	11,719	1,688,474
Celestica, Inc.(a)	951	267,235
Jabil, Inc.	5,549	1,316,167
Samsung SDI Co., Ltd.	432	116,284
TDK Corp.	27,900	360,000

		3,748,160

Company	Shares	U.S. $ Value

IT Services – 0.2%
GoDaddy, Inc. - Class A(a)	888	$89,262
VeriSign, Inc.	5,700	1,392,111

		1,481,373

Semiconductors & Semiconductor Equipment – 2.9%
Broadcom, Inc.	10,854	3,595,930
Enphase Energy, Inc.(a)	14,280	528,074
First Solar, Inc.(a)	2,585	582,969
GCL Technology Holdings Ltd. - Class H(a)	425,000	58,800
Jinko Solar Co., Ltd. - Class A(a)	311,487	283,610
KLA Corp.	1,205	1,720,668
Lam Research Corp.	8,723	2,036,472
LONGi Green Energy Technology Co., Ltd. - Class A(a)	90,600	233,123
Micron Technology, Inc.	3,140	1,302,723
NAURA Technology Group Co., Ltd. - Class A	4,640	316,822
NVIDIA Corp.	57,198	10,932,254
Xinyi Solar Holdings Ltd. - Class H(b)	538,000	232,546

		21,823,991

Software – 1.4%
Adobe, Inc.(a)	4,235	1,241,914
AppLovin Corp. - Class A(a)	1,652	781,578
Check Point Software Technologies Ltd.(a) (b)	1,814	325,631
Dropbox, Inc. - Class A(a)	51,268	1,306,309
Microsoft Corp.	11,881	5,112,275
Oracle Corp.	3,503	576,524
Zoom Communications, Inc.(a)	9,386	864,450

		10,208,681

Technology Hardware, Storage & Peripherals – 1.1%
Apple, Inc.	27,925	7,245,979
Logitech International SA (REG)	14,886	1,282,460

		8,528,439

		47,042,946

Industrials – 4.7%
Aerospace & Defense – 0.4%
MTU Aero Engines AG	3,213	1,428,419
Safran SA	4,360	1,557,789

		2,986,208

Building Products – 0.4%
AGC, Inc.	41,100	1,516,569
Johnson Controls International PLC	5,379	641,499
Owens Corning	5,690	681,890

		2,839,958

Commercial Services & Supplies – 0.4%
Cintas Corp.	3,444	659,147
Rollins, Inc.	11,084	702,061
Veralto Corp.	14,423	1,427,588

		2,788,796

Company	Shares	U.S. $ Value

Construction & Engineering – 0.9%
Arcosa, Inc.	6,027	$689,911
Cadeler A/S(a)	22,510	133,999
Comfort Systems USA, Inc.	1,240	1,416,204
EMCOR Group, Inc.	1,657	1,194,250
Kumagai Gumi Co., Ltd.(b)	147,600	1,656,533
Quanta Services, Inc.	1,308	620,816
Taisei Corp.	13,400	1,336,624

		7,048,337

Electrical Equipment – 2.0%
ABB Ltd. (REG)	28,747	2,475,060
Bloom Energy Corp. - Class A(a)	5,207	788,184
BWX Technologies, Inc.	5,292	1,087,135
Contemporary Amperex Technology Co., Ltd. - Class A	10,700	539,891
Eaton Corp. PLC	2,268	797,021
Ecopro BM Co., Ltd.(a)	581	93,067
Eve Energy Co., Ltd. - Class A	37,300	342,212
GE Vernova, Inc.	510	370,449
Hubbell, Inc.	1,737	847,552
LG Energy Solution Ltd.(a)	245	67,347
NARI Technology Co., Ltd. - Class A	106,362	384,722
Nextpower, Inc. - Class A(a)	8,514	996,904
Nordex SE(a)	15,192	608,233
nVent Electric PLC	9,535	1,070,399
POSCO Future M Co., Ltd.	115	17,793
Prysmian SpA	3,843	455,177
Schneider Electric SE	940	269,500
Siemens Energy AG	3,228	549,987
Sungrow Power Supply Co., Ltd. - Class A	29,680	644,781
Sunrun, Inc.(a)	31,605	600,495
Sunwoda Electronic Co., Ltd. - Class A	78,038	263,213
Vertiv Holdings Co. - Class A	8,462	1,575,455
Vestas Wind Systems A/S	17,280	523,781

		15,368,358

Industrial Conglomerates – 0.2%
Hitachi Ltd.	8,700	301,891
Jardine Matheson Holdings Ltd.	11,180	814,775
Siemens AG (REG)	690	208,608

		1,325,274

Machinery – 0.1%
Rational AG	255	204,336
Yangzijiang Shipbuilding Holdings Ltd.	125,000	328,289

		532,625

Passenger Airlines – 0.3%
International Consolidated Airlines Group SA	233,756	1,340,780
United Airlines Holdings, Inc.(a)	6,872	703,143

		2,043,923

		34,933,479

Company	Shares	U.S. $ Value

Financials – 3.8%
Banks – 1.6%
AIB Group PLC	131,344	$1,468,180
Banco Bilbao Vizcaya Argentaria SA	62,118	1,576,781
Barclays PLC	177,815	1,186,750
BNP Paribas SA	3,151	340,725
Canadian Imperial Bank of Commerce(b)	16,959	1,567,305
ING Groep NV	30,415	896,966
JPMorgan Chase & Co.	764	233,700
NatWest Group PLC	183,198	1,669,810
Toronto-Dominion Bank (The)(b)	17,771	1,660,880
UniCredit SpA	19,486	1,698,127

		12,299,224

Capital Markets – 1.0%
Ameriprise Financial, Inc.	3,007	1,585,260
Bank of New York Mellon Corp. (The)	12,927	1,550,206
Cboe Global Markets, Inc.	3,245	860,120
Daiwa Securities Group, Inc.(b)	135,500	1,320,364
Futu Holdings Ltd. (ADR)(a)	3,152	512,420
Moody’s Corp.	3,120	1,608,547

		7,436,917

Consumer Finance – 0.2%
Ally Financial, Inc.	30,245	1,278,759

Financial Services – 0.5%
Banca Mediolanum SpA	34,347	805,719
HA Sustainable Infrastructure Capital, Inc.	23,639	813,418
Mastercard, Inc. - Class A	4,154	2,238,134

		3,857,271

Insurance – 0.5%
Aegon Ltd.	187,797	1,475,047
Arch Capital Group Ltd.(a)	15,986	1,535,295
Japan Post Holdings Co., Ltd.	44,100	530,647

		3,540,989

		28,413,160

Health Care – 3.1%
Biotechnology – 0.5%
AbbVie, Inc.	425	94,779
Genmab A/S(a)	1,043	339,794
Gilead Sciences, Inc.	7,196	1,021,472
Incyte Corp.(a)	4,187	418,993
Neurocrine Biosciences, Inc.(a)	4,876	663,429
Regeneron Pharmaceuticals, Inc.	829	614,662
United Therapeutics Corp.(a)	1,403	658,695

		3,811,824

Health Care Equipment & Supplies – 0.0%
IDEXX Laboratories, Inc.(a)	500	335,230

Company	Shares	U.S. $ Value

Health Care Providers & Services – 1.1%
Cardinal Health, Inc.	2,856	$613,697
Cencora, Inc.	4,398	1,579,850
Chartwell Retirement Residences	272,801	4,050,994
McKesson Corp.	1,902	1,580,962
Universal Health Services, Inc. - Class B	1,290	259,625

		8,085,128

Life Sciences Tools & Services – 0.3%
Agilent Technologies, Inc.	8,799	1,177,746
Illumina, Inc.(a)	9,856	1,427,247

		2,604,993

Pharmaceuticals – 1.2%
Bristol-Myers Squibb Co.	26,286	1,447,044
Eli Lilly & Co.	2,769	2,871,868
GSK PLC	63,766	1,649,095
Ipsen SA	4,907	801,633
Novartis AG (REG)	12,260	1,819,014

		8,588,654

		23,425,829

Consumer Discretionary – 2.5%
Automobile Components – 0.1%
Aptiv PLC(a)	10,778	816,434

Automobiles – 0.7%
BYD Co., Ltd. - Class A	13,600	177,875
BYD Co., Ltd. - Class H	12,400	154,589
Geely Automobile Holdings Ltd. - Class H	214,000	440,517
General Motors Co.	18,530	1,556,520
Li Auto, Inc. - Class H(a) (b)	11,600	96,941
NIO, Inc. (ADR)(a)	59,224	278,353
Rivian Automotive, Inc. - Class A(a) (b)	9,575	141,231
Seres Group Co., Ltd. - Class A	8,200	123,014
Tesla, Inc.(a)	5,021	2,161,089
XPeng, Inc. - Class H(a) (b)	1,400	12,602
Zhejiang Leapmotor Technology Co., Ltd. - Class H(a) (f)	22,300	121,090

		5,263,821

Broadline Retail – 0.4%
Amazon.com, Inc.(a)	12,077	2,890,026

Hotels, Restaurants & Leisure – 0.3%
Booking Holdings, Inc.	121	605,223
Expedia Group, Inc.	4,950	1,310,958
Las Vegas Sands Corp.	14,648	772,389

		2,688,570

Household Durables – 0.1%
Desarrolladora Homex SAB de CV(a) (c)	1,590	0
Panasonic Holdings Corp.	27,400	375,673

		375,673

Company	Shares	U.S. $ Value

Specialty Retail – 0.7%
Best Buy Co., Inc.	4,622	$300,892
Industria de Diseno Textil SA	23,165	1,507,349
Ross Stores, Inc.	7,888	1,488,071
TJX Cos., Inc. (The)	11,000	1,647,910

		4,944,222

Textiles, Apparel & Luxury Goods – 0.2%
Deckers Outdoor Corp.(a)	3,536	421,986
Tapestry, Inc.	10,967	1,391,822

		1,813,808

		18,792,554

Utilities – 2.1%
Electric Utilities – 0.9%
Alliant Energy Corp.	9,294	612,568
CEZ AS	8,407	483,401
Constellation Energy Corp.	837	234,929
Edison International	6,490	404,197
EDP SA	66,715	341,143
Endesa SA(b)	12,920	476,134
Enel SpA	45,070	497,958
Equatorial SA	33,600	261,254
Fortum Oyj	8,611	203,412
Iberdrola SA	16,551	372,112
NextEra Energy, Inc.	7,953	699,069
NRG Energy, Inc.	3,409	520,316
PG&E Corp.	53,103	818,848
SSE PLC	11,760	390,872
Terna - Rete Elettrica Nazionale	27,038	292,992

		6,609,205

Independent Power and Renewable Electricity Producers – 0.8%
AES Corp. (The)	72,861	1,067,414
Boralex, Inc. - Class A(b)	30,212	560,242
CGN Power Co., Ltd. - Class H(f)	716,000	298,554
China Longyuan Power Group Corp., Ltd. - Class H	122,000	110,829
China Resources Power Holdings Co., Ltd. - Class H(b)	146,000	332,562
China Yangtze Power Co., Ltd. - Class A	96,500	366,085
Clearway Energy, Inc. - Class C	23,834	861,599
ERG SpA(b)	15,639	416,215
Meridian Energy Ltd.(b)	11,503	39,023
Northland Power, Inc.	33,859	466,738
Orsted AS(a)	8,461	190,332
RWE AG	8,686	551,594
Vistra Corp.	3,727	590,170

		5,851,357

Multi-Utilities – 0.4%
Engie SA	13,162	392,970
National Grid PLC	23,798	404,317
Public Service Enterprise Group, Inc.	28,929	2,382,593

		3,179,880

		15,640,442

Company	Shares	U.S. $ Value

Communication Services – 1.4%
Entertainment – 0.1%
Netflix, Inc.(a)	9,169	$765,520

Interactive Media & Services – 1.3%
Alphabet, Inc. - Class A	10,725	3,625,050
Alphabet, Inc. - Class C	10,158	3,438,788
LY Corp.	542,200	1,388,260
Meta Platforms, Inc. - Class A	1,855	1,329,107

		9,781,205

		10,546,725

Consumer Staples – 0.6%
Beverages – 0.1%
Heineken Holding NV	4,012	298,208

Consumer Staples Distribution & Retail – 0.3%
Costco Wholesale Corp.	893	839,643
Sysco Corp.	19,341	1,621,743

		2,461,386

Tobacco – 0.2%
Imperial Brands PLC	36,216	1,525,338

		4,284,932

Total Common Stocks (cost $483,553,897)		604,046,831

INVESTMENT COMPANIES – 2.1%
Funds and Investment Trusts – 2.1%(g)
iShares Global Energy ETF	171,920	8,149,008
VanEck Gold Miners ETF/USA	78,160	7,362,672

Total Investment Companies (cost $11,400,195)		15,511,680

RIGHTS – 0.0%
Health Care – 0.0%
Health Care Providers & Services – 0.0%
ABIOMED, Inc. (CVR)(a) (c) (d) (cost $1,347)	1,321	3,335

WARRANTS – 0.0%
Information Technology – 0.0%
Software – 0.0%
Constellation Software, Inc./Canada, expiring 03/31/2024(a) (b) (c) (d) (cost $0)	421	0

SHORT-TERM INVESTMENTS – 15.3%
Investment Companies – 15.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(g) (h) (i) (cost $114,087,437)	114,087,437	114,087,437

Company	Shares	U.S. $ Value

Total Investments Before Security Lending Collateral for Securities Loaned – 98.3% (cost $609,042,876)		$733,649,283

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
Investment Companies – 1.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.54%(g) (h) (i) (cost $7,242,072)	7,242,072	7,242,072

Total Investments – 99.3% (cost $616,284,948)(j)		740,891,355
Other assets less liabilities – 0.7%		5,418,948

Net Assets – 100.0%		$746,310,303

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Oil Futures	278	March 2026	$19,073,580	$1,752,568
Cocoa Futures	64	March 2026	2,665,600	(969,315)
Coffee ‘C’ Futures	37	May 2026	4,375,481	(192,017)
Copper Futures	98	March 2026	14,513,800	2,085,100
Corn Futures	402	March 2026	8,607,825	109,206
Cotton No. 2 Futures	70	March 2026	2,210,950	(80,253)
Euro STOXX 50 Index Futures	14	March 2026	987,562	35,004
FTSE 100 Index Futures	3	March 2026	418,284	19,453
Gasoline RBOB Futures	50	April 2026	4,568,970	427,203
Gold 100 OZ Futures	119	April 2026	56,466,690	(588,572)
KC HRW Wheat Futures	137	March 2026	3,731,538	23,380
Lean Hogs Futures	77	June 2026	3,324,090	369,354
Live Cattle Futures	92	April 2026	8,714,240	721,936
LME Lead Futures	26	March 2026	1,294,228	(33,616)
LME Nickel Futures	40	March 2026	4,284,219	45,198
LME Primary Aluminum Futures	125	March 2026	9,805,969	10,478
LME Zinc Futures	66	March 2026	5,629,635	435,506
Low SU Gasoil Futures	99	May 2026	6,868,125	720,623
MSCI Emerging Markets Index Futures	199	March 2026	15,131,960	1,287,984
Natural Gas Futures	495	February 2026	21,552,300	3,706,223
NY Harbor ULSD Futures	51	April 2026	5,051,050	649,874
OMXS 30 Index Futures	4	February 2026	135,930	1,576
S&P 500 E-Mini Futures	24	March 2026	8,358,900	(1,695)
S&P/TSX 60 Index Futures	2	March 2026	544,252	(1,233)
Silver Futures	21	March 2026	8,245,755	2,296,420
Soybean Futures	199	May 2026	10,716,150	(27,605)
Soybean Meal Futures	193	March 2026	5,666,480	(712,610)
Soybean Oil Futures	223	May 2026	7,233,228	603,050
SPI 200 Futures	1	March 2026	153,667	3,414
Sugar 11 (World) Futures	303	February 2026	4,842,667	(580,466)
TOPIX Index Futures	3	March 2026	693,396	37,261
Wheat (CBT) Futures	201	March 2026	5,406,900	(16,538)
WTI Crude Futures	25	February 2026	1,630,250	88,089
WTI Crude Futures	212	April 2026	13,635,840	1,324,867
Sold Contracts
Bloomberg Commodity Index Futures	4,025	March 2026	48,581,750	(4,716,777)
LME Primary Aluminum Futures	20	March 2026	1,568,955	30,969

				$8,864,039

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America NA	IDR	6,926,763	USD	414	04/23/2026	$1,694
Bank of America NA	JPY	249,301	USD	1,588	04/10/2026	(32,127)
Bank of America NA	TWD	106,375	USD	3,448	02/12/2026	85,417
Bank of America NA	NOK	40,446	USD	4,011	02/13/2026	(188,923)
Bank of America NA	SEK	25,646	USD	2,782	02/13/2026	(99,057)
Bank of America NA	MXN	9,615	USD	554	03/12/2026	6,131
Bank of America NA	GBP	5,623	USD	7,518	02/26/2026	(176,068)
Bank of America NA	CAD	3,153	USD	2,281	02/05/2026	(35,178)
Bank of America NA	USD	879	ZAR	14,082	02/26/2026	(8,697)
Bank of America NA	USD	1,094	ZAR	18,001	02/26/2026	18,519
Bank of America NA	USD	2,026	SEK	18,742	02/13/2026	78,627
Bank of America NA	USD	2,715	NOK	27,469	02/13/2026	137,205
Bank of America NA	USD	2,451	INR	221,110	02/10/2026	(40,244)
Bank of America NA	USD	12,111	JPY	1,901,450	04/10/2026	245,039
Barclays Capital, Inc.	INR	331,593	USD	3,624	02/10/2026	9,522
Barclays Capital, Inc.	ZAR	49,544	USD	2,945	02/26/2026	(116,754)
Barclays Capital, Inc.	PLN	25,850	USD	7,174	03/27/2026	(100,781)
Barclays Capital, Inc.	NZD	3,046	USD	1,843	04/22/2026	3,534
Barclays Capital, Inc.	EUR	1,450	USD	1,743	04/16/2026	18,690
Barclays Capital, Inc.	GBP	1,142	USD	1,519	02/26/2026	(43,133)
Barclays Capital, Inc.	USD	833	GBP	623	02/26/2026	19,642
Barclays Capital, Inc.	USD	6,224	CAD	8,682	02/05/2026	153,194
Barclays Capital, Inc.	USD	402	BRL	2,115	03/03/2026	(2,959)
Barclays Capital, Inc.	USD	1,438	MYR	5,911	02/12/2026	61,962
Barclays Capital, Inc.	USD	2,427	SEK	22,136	02/13/2026	59,671
Barclays Capital, Inc.	USD	8,168	EUR	6,794	04/16/2026	(87,571)
Barclays Capital, Inc.	USD	1,094	CZK	22,331	03/27/2026	(6,133)
Barclays Capital, Inc.	USD	1,713	TWD	54,211	02/12/2026	223
Barclays Capital, Inc.	USD	4,228	COP	16,312,326	03/13/2026	152,083
Citibank NA	BRL	35,371	USD	6,763	02/03/2026	41,957
Citibank NA	NOK	20,962	USD	2,083	02/13/2026	(93,264)
Citibank NA	GBP	526	USD	705	02/26/2026	(15,046)
Citibank NA	USD	1,043	SEK	9,232	02/13/2026	(6,349)
Citibank NA	USD	3,817	NOK	38,632	02/13/2026	193,773
Citibank NA	USD	6,301	BRL	35,371	02/03/2026	419,783
Citibank NA	USD	10,809	TWD	332,884	02/12/2026	(287,968)
Deutsche Bank AG	KRW	673,633	USD	470	04/14/2026	4,379
Deutsche Bank AG	INR	64,275	USD	711	02/10/2026	10,780
Deutsche Bank AG	ZAR	14,553	USD	865	02/26/2026	(33,974)
Deutsche Bank AG	SEK	11,618	USD	1,256	02/13/2026	(48,942)
Deutsche Bank AG	NZD	10,959	USD	6,612	04/22/2026	(5,592)
Deutsche Bank AG	GBP	6,429	USD	8,560	02/26/2026	(237,044)
Deutsche Bank AG	CAD	5,205	USD	3,745	02/05/2026	(77,609)
Deutsche Bank AG	PEN	8,168	USD	2,432	03/13/2026	10,280
Deutsche Bank AG	USD	4,133	EUR	3,441	04/16/2026	(40,849)
Deutsche Bank AG	USD	396	INR	36,311	02/10/2026	(374)
Deutsche Bank AG	USD	1,934	TWD	61,223	02/12/2026	680
Deutsche Bank AG	USD	1,415	COP	5,340,541	03/13/2026	19,272
Deutsche Bank AG	USD	787	COP	2,921,677	03/13/2026	(2,193)
Goldman Sachs Bank USA	KRW	1,484,040	USD	1,015	04/14/2026	(10,522)
Goldman Sachs Bank USA	KRW	546,836	USD	383	04/14/2026	5,582
Goldman Sachs Bank USA	INR	42,953	USD	477	02/10/2026	8,328
Goldman Sachs Bank USA	MXN	46,561	USD	2,577	03/12/2026	(78,828)
Goldman Sachs Bank USA	SEK	21,628	USD	2,359	02/13/2026	(70,523)
Goldman Sachs Bank USA	NOK	15,692	USD	1,634	02/13/2026	4,868
Goldman Sachs Bank USA	MYR	12,528	USD	3,077	02/12/2026	(102,771)
Goldman Sachs Bank USA	NOK	5,489	USD	541	02/13/2026	(28,818)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	BRL	4,113	USD	786	02/03/2026	$4,879
Goldman Sachs Bank USA	PEN	2,065	USD	616	03/13/2026	3,786
Goldman Sachs Bank USA	MYR	1,674	USD	426	02/12/2026	1,439
Goldman Sachs Bank USA	CHF	962	USD	1,265	04/16/2026	10,775
Goldman Sachs Bank USA	USD	935	GBP	679	02/26/2026	(5,715)
Goldman Sachs Bank USA	USD	584	CAD	789	02/05/2026	(4,922)
Goldman Sachs Bank USA	USD	2,922	GBP	2,176	02/26/2026	55,225
Goldman Sachs Bank USA	USD	2,513	CAD	3,451	02/05/2026	21,604
Goldman Sachs Bank USA	USD	2,837	AUD	4,077	04/22/2026	1,521
Goldman Sachs Bank USA	USD	732	BRL	4,113	02/03/2026	49,281
Goldman Sachs Bank USA	USD	2,020	MYR	7,949	02/12/2026	(2,820)
Goldman Sachs Bank USA	USD	1,985	MYR	8,183	02/12/2026	91,583
Goldman Sachs Bank USA	USD	960	ZAR	15,362	02/26/2026	(10,428)
Goldman Sachs Bank USA	USD	1,018	ZAR	16,652	02/26/2026	11,032
Goldman Sachs Bank USA	USD	5,771	INR	514,662	02/10/2026	(160,709)
Goldman Sachs Bank USA	USD	705	COP	2,591,791	03/13/2026	(9,245)
HSBC Bank USA	CLP	6,417,650	USD	7,120	03/13/2026	(222,155)
HSBC Bank USA	TWD	116,487	USD	3,702	02/12/2026	19,758
HSBC Bank USA	SEK	108,674	USD	11,842	02/13/2026	(364,557)
HSBC Bank USA	BRL	36,455	USD	6,996	02/03/2026	68,830
HSBC Bank USA	BRL	3,029	USD	559	02/03/2026	(16,327)
HSBC Bank USA	USD	2,013	CAD	2,809	02/05/2026	49,808
HSBC Bank USA	USD	7,549	BRL	39,484	02/03/2026	(46,836)
HSBC Bank USA	USD	2,577	PEN	8,691	03/13/2026	366
HSBC Bank USA	USD	387	TWD	12,148	02/12/2026	(3,376)
HSBC Bank USA	USD	10,372	NZD	17,260	04/22/2026	50,224
HSBC Bank USA	USD	2,394	NOK	24,286	02/13/2026	128,185
HSBC Bank USA	USD	5,636	BRL	29,504	03/03/2026	(65,267)
HSBC Bank USA	USD	1,492	PHP	88,226	04/23/2026	1,251
HSBC Bank USA	USD	2,659	INR	240,093	02/10/2026	(41,390)
HSBC Bank USA	USD	7,185	HUF	2,370,397	03/27/2026	156,281
HSBC Bank USA	USD	1,827	KRW	2,646,995	04/14/2026	2,037
HSBC Bank USA	USD	5,340	KRW	7,710,032	04/14/2026	(12,385)
JPMorgan Chase Bank	INR	40,646	USD	453	02/10/2026	9,654
JPMorgan Chase Bank	SEK	64,395	USD	7,024	02/13/2026	(208,957)
JPMorgan Chase Bank	GBP	405	USD	546	02/26/2026	(8,635)
JPMorgan Chase Bank	USD	1,284	GBP	956	02/26/2026	24,568
JPMorgan Chase Bank	USD	4,545	CAD	6,267	02/05/2026	58,462
JPMorgan Chase Bank	USD	1,270	AUD	1,815	04/22/2026	(6,470)
JPMorgan Chase Bank	USD	1,504	SEK	13,720	02/13/2026	37,203
Morgan Stanley & Co., Inc.	CNH	100,011	USD	14,394	03/26/2026	(18,655)
Morgan Stanley Capital Services, Inc.	JPY	1,021,903	USD	6,490	04/10/2026	(150,976)
Morgan Stanley Capital Services, Inc.	JPY	95,149	USD	621	04/10/2026	2,563
Morgan Stanley Capital Services, Inc.	NOK	109,946	USD	10,875	02/13/2026	(540,944)
Morgan Stanley Capital Services, Inc.	MXN	57,652	USD	3,177	03/12/2026	(110,880)
Morgan Stanley Capital Services, Inc.	MYR	31,466	USD	7,595	02/12/2026	(390,668)
Morgan Stanley Capital Services, Inc.	CAD	23,420	USD	16,782	02/05/2026	(419,928)
Morgan Stanley Capital Services, Inc.	CHF	9,630	USD	12,675	04/16/2026	120,911
Morgan Stanley Capital Services, Inc.	AUD	5,766	USD	4,000	04/22/2026	(13,747)
Morgan Stanley Capital Services, Inc.	NOK	4,844	USD	510	02/13/2026	6,725
Morgan Stanley Capital Services, Inc.	PEN	1,732	USD	518	03/13/2026	4,721
Morgan Stanley Capital Services, Inc.	USD	554	EUR	461	04/16/2026	(5,223)
Morgan Stanley Capital Services, Inc.	USD	2,643	GBP	1,969	02/26/2026	51,622
Morgan Stanley Capital Services, Inc.	USD	11,321	CAD	15,568	02/05/2026	113,315
Morgan Stanley Capital Services, Inc.	USD	2,010	CAD	2,725	02/05/2026	(8,904)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services, Inc.	USD	2,461	AUD	3,548	04/22/2026	$9,009
Morgan Stanley Capital Services, Inc.	USD	2,100	MYR	8,630	02/12/2026	89,810
Morgan Stanley Capital Services, Inc.	USD	4,060	NOK	40,927	02/13/2026	189,392
Morgan Stanley Capital Services, Inc.	USD	625	JPY	95,149	04/10/2026	(7,050)
State Street Bank & Trust Co.	THB	229,908	USD	7,312	03/13/2026	(13,589)
State Street Bank & Trust Co.	HUF	134,511	USD	421	03/27/2026	4,510
State Street Bank & Trust Co.	NOK	8,280	USD	822	02/13/2026	(37,715)
State Street Bank & Trust Co.	SEK	3,376	USD	368	02/13/2026	(11,126)
State Street Bank & Trust Co.	PLN	1,364	USD	386	03/27/2026	2,206
State Street Bank & Trust Co.	CAD	2,119	USD	1,533	02/05/2026	(23,144)
State Street Bank & Trust Co.	EUR	844	USD	1,012	04/16/2026	8,592
State Street Bank & Trust Co.	GBP	800	USD	1,070	02/26/2026	(24,675)
State Street Bank & Trust Co.	NZD	484	USD	291	04/22/2026	(1,452)
State Street Bank & Trust Co.	USD	395	CAD	551	02/05/2026	9,416
State Street Bank & Trust Co.	USD	593	AUD	855	04/22/2026	2,319
State Street Bank & Trust Co.	USD	589	NZD	981	04/22/2026	3,550
State Street Bank & Trust Co.	USD	452	DKK	2,898	02/13/2026	7,759
State Street Bank & Trust Co.	USD	735	SEK	6,921	02/13/2026	42,554
State Street Bank & Trust Co.	USD	925	NOK	9,280	02/13/2026	38,409
UBS	IDR	66,127,246	USD	3,915	04/23/2026	(18,695)
UBS	SEK	26,154	USD	2,858	02/13/2026	(79,325)
UBS	USD	1,291	GBP	958	02/26/2026	20,343
UBS	USD	6,688	CAD	9,227	02/05/2026	88,930
UBS	USD	12,206	SEK	114,989	02/13/2026	709,482
UBS	USD	3,206	NOK	32,414	02/13/2026	159,499

						$(830,957)

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	42,000	11/14/2026	CPI#	2.630%	Maturity	$158,979	$—	$158,979
USD	42,000	11/14/2034	2.584%	CPI#	Maturity	(220,482)	—	(220,482)

						$(61,503)	$—	$(61,503)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INFLATION (CPI) SWAPS

				Rate Type
	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD	110,190	04/25/2030	1.900%	CPI#	Maturity	$2,981,480	$—	$2,981,480
Goldman Sachs International	USD	46,980	03/16/2031	2.289%	CPI#	Maturity	471,227	—	471,227

							$3,452,707	$—	$3,452,707

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	Rate Paid/ Received	Payment Frequency	Current Notional (000)		Maturity Date	Unrealized Appreciation (Depreciation)
Receive Total Return on Reference Obligation
Bank of America NA
MLABGLIN(1)	SOFR plus 0.47%	Quarterly	USD	32,682	04/15/2026	$1,227,155
Citibank NA
Bloomberg Commodity Index	0.00%	Maturity	USD	44,910	03/16/2026	3,627,674
Pay Total Return on Reference Obligation
UBS AG
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.47%	Quarterly	USD	22,245	06/15/2026	(811,935)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.53%	Quarterly	USD	68,042	11/16/2026	(234,190)
FTSE EPRA/NAREIT Developed Real Estate Index	OBFR plus 0.72%	Quarterly	USD	59,208	02/18/2027	(233,766)

						$3,574,938

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Gazprom PJSC	09/28/2021-01/11/2022	$3,987,580	$0	0.00%
LUKOIL PJSC	01/07/2021-01/11/2022	1,631,127	0	0.00%

(f)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At January 31, 2026, the aggregate market value of these securities amounted to $419,644 or 0.1% of net assets.

(g)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(h)	The rate shown represents the 7-day yield as of period end.
(i)	Affiliated investments.
(j)

As of January 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $168,494,955 and gross unrealized depreciation of investments was $(28,889,324), resulting in net unrealized appreciation of $139,605,631.

Currency Abbreviation:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

DKK – Danish Krone

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CVR – Contingent Value Rights

EPRA – European Public Real Estate Association

ETF – Exchange Traded Fund

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

NAREIT – National Association of Real Estate Investment Trusts

OBFR – Overnight Bank Funding Rate

OMXS – Stockholm Stock Exchange

PJSC – Public Joint Stock Company

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

(1) The following table represents the 50 largest equity basket holdings underlying the total return swap in MLABGLIN as of January 31, 2026.

Security Description	Shares	Current Notional		Percent of Basket’s Value
Enbridge, Inc.	46,828	USD	2,271,262	6.9%
American Tower Corp.	10,190		1,789,065	5.5%
Vinci SA	12,091		1,726,758	5.3%
National Grid PLC	1,041		1,630,408	5.0%
Williams Cos., Inc. (The)	20,528		1,233,965	3.8%
TC Energy Corp.	20,853		1,163,892	3.6%
Energy Transfer LP	58,007		956,538	2.9%
Kinder Morgan, Inc.	34,432		946,537	2.9%
Cheniere Energy, Inc.	4,712		915,897	2.8%
ONEOK, Inc.	12,031		884,245	2.7%
Sempra	9,563		844,326	2.6%
Enterprise Products Partners LP	24,615		789,141	2.4%
Crown Castle, Inc.	8,691		772,385	2.4%
Exelon Corp.	17,215		750,405	2.3%
Transurban Group	65,187		648,925	2.0%
Targa Resources Corp.	3,516		648,743	2.0%
Consolidated Edison, Inc.	6,271		622,860	1.9%
Ferrovial SE	9,149		602,336	1.8%
Fortis, Inc./Canada	10,473		551,891	1.7%
Cellnex Telecom SA	16,387		534,749	1.6%
PG&E Corp.	32,785		526,847	1.6%
Pembina Pipeline Corp.	13,048		504,223	1.5%
American Water Works Co., Inc.	3,607		470,693	1.4%
Aena SME SA	16,021		453,984	1.4%
SBA Communications Corp.	2,239		433,184	1.3%
Atmos Energy Corp.	2,487		416,852	1.3%
Eversource Energy	6,070		408,707	1.3%
CenterPoint Energy, Inc.	10,545		404,302	1.2%
Edison International	5,806		348,468	1.1%
MPLX LP	6,225		332,236	1.0%
Terna - Rete Elettrica Naziona	30,589		329,481	1.0%
NiSource, Inc.	7,685		320,916	1.0%
Snam SpA	42,318		284,745	0.9%
Tokyo Gas Co., Ltd.	6,838		275,056	0.8%
Hydro One Ltd.	6,586		265,752	0.8%
United Utilities Group PLC	148		242,103	0.7%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	9,722		231,862	0.7%
Severn Trent PLC	59		225,791	0.7%
Grupo Aeroportuario del Pacifico SAB de CV	841		221,656	0.7%
Hong Kong & China Gas Co., Ltd.	239,311		214,806	0.7%
Redeia Corporacion SA	10,959		197,784	0.6%
DT Midstream, Inc.	1,550		185,482	0.6%
Auckland International Airport Ltd.	35,937		181,064	0.6%
Brookfield Infrastructure Partners Corp.	5,171		179,633	0.5%
Keyera Corp.	5,186		168,519	0.5%
APA Group	26,465		166,304	0.5%
Essential Utilities, Inc.	4,262		163,483	0.5%
China Tower Corp., Ltd.	106,435		157,546	0.5%
Plains All American Pipeline LP	8,231		147,836	0.5%
Getlink SE	7,620		142,601	0.4%
Other Long	762,739		3,795,902	11.6%

COUNTRY BREAKDOWN1

January 31, 2026 (unaudited)

51.7%	United States
5.8%	Japan
4.3%	Australia
4.2%	United Kingdom
3.2%	Canada
2.1%	France
1.5%	Hong Kong
1.4%	Singapore
1.3%	China
1.3%	Germany
1.2%	Switzerland
0.9%	Italy
0.9%	Sweden
4.6%	Other
15.6%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.8% or less in the following: Austria, Belgium, Brazil, Chile, Czech Republic, Denmark, Finland, Greece, Indonesia, Ireland, Israel, Luxembourg, Mexico, Netherlands, New Zealand, Norway, Portugal, Russia, South Africa, South Korea and Spain.

All Market Real Return Portfolio

January 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2026:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks:
Real Estate	$202,703,319	$109,113,880	$—		$311,817,199
Materials	29,220,546	29,012,701	0	(a)	58,233,247
Energy	27,046,462	23,869,856	0	(a)	50,916,318
Information Technology	44,159,301	2,883,645	—		47,042,946
Industrials	16,870,103	18,063,376	—		34,933,479
Financials	15,444,044	12,969,116	—		28,413,160
Health Care	18,816,293	4,609,536	—		23,425,829
Consumer Discretionary	15,782,904	3,009,650	—		18,792,554
Utilities	10,322,156	5,318,286	—		15,640,442
Communication Services	9,158,465	1,388,260	—		10,546,725
Consumer Staples	2,461,386	1,823,546	—		4,284,932
Investment Companies	15,511,680	—	—		15,511,680
Rights	—	—	3,335		3,335
Warrants	—	—	0	(a)	—
Short-Term Investments	114,087,437	—	—		114,087,437
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,242,072	—	—		7,242,072

Total Investments in Securities	528,826,168	212,061,852	3,335	(a)	740,891,355
Other Financial Instruments(b):
Assets:
Futures	16,784,736	—	—		16,784,736
Forward Currency Exchange Contracts	—	4,314,224	—		4,314,224
Centrally Cleared Inflation (CPI) Swaps	—	158,979	—		158,979
Inflation (CPI) Swaps	—	3,452,707	—		3,452,707
Total Return Swaps	—	4,854,829	—		4,854,829
Liabilities:
Futures	(7,920,697)	—	—		(7,920,697)
Forward Currency Exchange Contracts	—	(5,145,181)	—		(5,145,181)
Centrally Cleared Inflation (CPI) Swaps	—	(220,482)	—		(220,482)
Total Return Swaps	—	(1,279,891)	—		(1,279,891)

Total	$537,690,207	$218,197,037	$3,335	(a)	$755,890,579

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended January 31, 2026 is as follows:

Fund	Market Value 10/31/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$122,762	$105,717	$114,392	$114,087	$1,013
AB Government Money Market Portfolio*	4,627	23,744	21,129	7,242	61
Total	$127,389	$129,461	$135,521	$121,329	$1,074

*	Investments of cash collateral for securities lending transactions.